Annual Total Returns- Leisure Fund (Investor Class and Class H) [BarChart] - Investor Class and Class H - Leisure Fund - Investor Class	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	2.43%	21.43%	42.83%	7.68%	0.78%	9.83%	20.51%	(13.28%)	29.89%	21.26%